Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2026	Feb. 28, 2026
Forecast [Member]
Subsequent Events [Line Items]
Restructuring charges	$ 500
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock units granted		1,026,235